Net Income per Unit - Additional Information (Details) - $ / shares	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Class B Convertible Preferred Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive units	12,983,333	12,983,333
Non-vested units awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive units	679,168	850,000
First Target Distribution
First target distribution level per unit	$ 0.2425	$ 0.2425